JPMorgan SmartRetirement® Income Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.9%
Fixed Income — 50.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	30,373	313,450
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14,423	104,424
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,906	18,019
JPMorgan High Yield Fund Class R6 Shares (a)	10,244	66,175
Total Fixed Income		502,068
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	235	7,391
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	656	11,083
JPMorgan International Equity Fund Class R6 Shares (a)	1,503	30,592
Total International Equity		49,066
U.S. Equity — 20.0%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	104	5,292
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	257	5,061
JPMorgan Small Cap Value Fund Class R6 Shares (a)	201	5,126
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,928	92,546
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,242	92,493
Total U.S. Equity		200,518
Total Investment Companies (Cost $664,058)		751,652
Exchange-Traded Funds — 20.1%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	22	2,023
JPMorgan Realty Income ETF (a)	126	6,065
Total Alternative Assets		8,088
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,042	50,154
International Equity — 11.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	482	18,462
JPMorgan Global Select Equity ETF (a)	680	40,059
JPMorgan International Research Enhanced Equity ETF (a)	891	56,747
Total International Equity		115,268
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	311	28,035
Total Exchange-Traded Funds (Cost $170,641)		201,545

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.7%
Investment Companies — 4.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $47,041)	47,041	47,041
Total Investments — 99.7% (Cost $881,740)		1,000,238
Other Assets in Excess of Liabilities — 0.3%		2,706
NET ASSETS — 100.0%		1,002,944

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,000,238	$—	$—	$1,000,238

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$19,671	$2,305	$3,665	$94	$57	$18,462	482	$461	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,184	199	545	60	125	2,023	22	45	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	29,772	4,839	7,690	1,620	(506)	28,035	311	295	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	13,897	49	14,035	14	75	—	—	763	—
JPMorgan Core Bond Fund Class R6 Shares (a)	332,312	11,395	37,231	(3,150)	10,124	313,450	30,373	9,973	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	110,831	4,433	12,754	(1,152)	3,066	104,424	14,423	4,007	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,020	942	2,252	37	272	18,019	2,906	942	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,822	590	1,049	287	(259)	7,391	235	123	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	11,802	887	1,781	(476)	651	11,083	656	271	—
JPMorgan Global Select Equity ETF (a)	42,367	2,975	4,409	350	(1,224)	40,059	680	250	547
JPMorgan High Yield Fund Class R6 Shares (a)	56,066	16,656	7,308	113	648	66,175	10,244	3,029	—
JPMorgan Inflation Managed Bond ETF (a)	52,882	138	4,446	(19)	1,599	50,154	1,042	1,519	—
JPMorgan International Equity Fund Class R6 Shares (a)	32,550	3,013	5,702	986	(255)	30,592	1,503	1,010	—
JPMorgan International Research Enhanced Equity ETF (a)	60,579	6,094	11,016	479	611	56,747	891	1,733	—
JPMorgan Realty Income ETF (a)	6,441	498	1,533	488	171	6,065	126	105	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,641	1,310	1,341	406	(724)	5,292	104	28	439
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	5,375	1,140	1,138	393	(709)	5,061	257	43	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	5,344	1,291	1,252	135	(392)	5,126	201	44	275
JPMorgan U.S. Equity Fund Class R6 Shares (a)	96,850	15,383	15,858	4,975	(8,804)	92,546	3,928	503	4,984
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	45,236	119,243	117,438	—	—	47,041	47,041	1,661	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	96,781	14,231	15,530	2,401	(5,390)	92,493	2,242	774	4,583
Total	$1,053,423	$207,611	$267,973	$8,041	$(864)	$1,000,238		$27,579	$10,828

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.